SUPPLEMENT DATED MAY 27, 2005

TO THE

STATEMENTS OF ADDITIONAL INFORMATION

DATED MARCH 28, 2005

OF

SMITH BARNEY INVESTMENT TRUST

ON BEHALF OF

SMITH BARNEY MID CAP CORE FUND

(the “Fund”)

Effective May 11, 2005, the information currently contained in “Portfolio Manager Disclosure—Portfolio Managers—Other Accounts Managed by Portfolio Manager” and “Portfolio Manager Disclosure—Portfolio Managers—Portfolio Manager Securities Ownership” in the Statement of Additional Information of the Fund is revised as follows:

Other Accounts Managed by Portfolio Managers

All information provided in the table is as of January 31, 2005.

The table below identifies, for the portfolio managers, the number of accounts (other than the fund) for which they have day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

Portfolio Manager(s)	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Brian Angerame	4 other pooled investment vehicles with $0.23 billion in assets under management	1 other accounts with $0.01 billion in total assets under management	3,395 registered investment companies with $0.15 billion in total assets under management

Derek Deutsch	4 other pooled investment vehicles with $0.23 billion in assets under management	1 other accounts with $0.01 billion in total assets under management	3,395 registered investment companies with $0.15 billion in total assets under management

Peter Stournaras	4 other pooled investment vehicles with $0.23 billion in assets under management	1 other accounts with $0.01 billion in total assets under management	3,395 registered investment companies with $0.15 billion in total assets under management

Portfolio Managers Securities Ownership

All information provided in the table is as of January 31, 2005.

The table below identifies ownership of fund securities by the portfolio managers.

Portfolio Managers	Dollar Range of Ownership of Securities
Brian Angerame	None
Derek Deutsch	None
Peter Stournaras	None

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